Commitments and Contingencies (Details) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	May 11, 2023	Mar. 16, 2023	Jul. 22, 2021	Jan. 01, 2021	Aug. 24, 2023	Feb. 28, 2023	Jan. 31, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 10, 2023
Commitments and Contingencies Disclosure [Line Items]
Variable lease cost									$ 100,000	$ 100,000	$ 300,000	$ 200,000	$ 200,000
Lease expense									300,000	200,000	1,000,000	500,000			$ 300,000
Operating leases payments									300,000	100,000	800,000	400,000	1,000,000	$ 400,000
Exchange for operating lease liabilities												245,000	245,000	1,157,000
Accrued expenses and other current liabilities	$ 14,571,000								14,571,000		14,571,000		14,474,000	5,190,000
Payments for settlement		$ 800,000
Payments for settlement	100,000										100,000
Demanded approximately							$ 26,400,000
Suffered damages			$ 220,000,000
Legal fees				$ 6,900,000
Litigation in accrued expenses	2,000,000								2,000,000		2,000,000
Breach of contract						$ 6,000,000
Advisory fee											6,000,000
Letters of credit	3,500,000								3,500,000		3,500,000		3,500,000
Restricted cash	3,758,000								3,758,000		3,758,000		3,907,000
Operating lease costs											717,000	304,000	700,000	400,000
Operating lease right of use asset	1,465,000								1,465,000		1,465,000		2,182,000	826,000
Operating lease lease liability	1,510,000								1,510,000		1,510,000		2,232,000
Operating lease liability current	$ 720,000								$ 720,000		$ 720,000		$ 958,000	390,000
Vendor Settlement [Member]
Commitments and Contingencies Disclosure [Line Items]
Other commitment																$ 900,000
Accounting Standards Update 2016-02 [Member]
Commitments and Contingencies Disclosure [Line Items]
Exchange for operating lease liabilities					$ 800,000
Operating lease right of use asset					1,100,000
Operating lease lease liability					1,200,000
Operating lease liability current					$ 400,000
Minimum [Member]
Commitments and Contingencies Disclosure [Line Items]
Leases term	3 months 18 days								3 months 18 days		3 months 18 days		3 months 18 days
Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Leases term	3 years 1 month 6 days								3 years 1 month 6 days		3 years 1 month 6 days		3 years 9 months 18 days
Commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Exchange for operating lease liabilities									$ 0	$ 0	$ 0	$ 200,000	$ 1,900,000	1,200,000
Letters of Credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Restricted cash	$ 3,800,000								3,800,000		3,800,000		3,900,000
Letters of Credit [Member] | Previously Reported [Member]
Commitments and Contingencies Disclosure [Line Items]
Restricted cash													3,700,000
Legal Matters [Member]
Commitments and Contingencies Disclosure [Line Items]
Accrued expenses and other current liabilities	$ 3,000,000								$ 3,000,000		3,000,000		$ 1,900,000	$ 200,000
SolarPark Korea Co., LTD [Member]
Commitments and Contingencies Disclosure [Line Items]
Demanded approximately								$ 80,000,000
China Bridge [Member]
Commitments and Contingencies Disclosure [Line Items]
Advisory fee											$ 6,000,000